S000023468 [Member] Shareholder Fees - Sit Global Dividend Growth Fund	Jun. 30, 2025
Sit Global Dividend Growth Fund - Class I
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Sit Global Dividend Growth Fund - Class S
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)